Summary of Classes of Share Capital (Parenthetical) (Details) - $ / shares	Jul. 25, 2022	Apr. 04, 2022
Preferred Shares Series 27 [Member]
Disclosure of classes of share capital [line items]
Redemption price per share		$ 1,000
Note issued price per share		$ 1,000
Annual Yield		5.75%
Reset spread		3.317%
Redemption Period Beginning Date		Oct. 01, 2027
Redemption Period End Date		Oct. 31, 2027
Preferred Shares Series 28 [Member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 1,000
Note issued price per share	$ 1,000
Annual Yield	7.232%
Reset spread	4.20%
Redemption Period Beginning Date	Oct. 01, 2027
Redemption Period End Date	Oct. 31, 2027